Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
Reconciliations of changes in net assets available for benefits per the financial statements to the Form 5500 were as follows:

	December 31, 2025	December 31, 2024
Net assets available for benefits per financial statements	$3,541,657,860	$3,127,608,443
Deemed loans	(342,603)	(375,973)
Net assets available for benefits per Form 5500	$3,541,315,257	$3,127,232,470

Year Ended December 31, 2025
Increase in net assets per financial statements	$414,049,417
Deemed loan activity	15,370
Net income per Form 5500	$414,064,787